File No. 333-161551

As filed with the SEC on March 31, 2010
U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549
FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. __
Post-Effective Amendment No.  1
(Check appropriate box or boxes)

FEDERATED MUNICIPAL SECURITIES FUND, INC.
(Exact Name of Registrant as Specified in Charter)

1-800-341-7400
(Area Code and Telephone Number)
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561
(Address of Principal Executive Offices)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)

Copies to :
DICKSTEIN SHAPIRO LLP
1825 EYE STREET, NW
WASHINGTON, DC 20006

ACQUISITION OF THE ASSETS OF

FEDERATED CALIFORNIA MUNICIPAL INCOME FUND
FEDERATED NORTH CAROLINA MUNICIPAL INCOME FUND
Each portfolios of Federated Municipal Securities Income Trust

Approximate Date of Proposed Public Offering: As soon as
practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of Securities Being Registered: Class A Shares, Class B Shares,
of Federated Municipal Securities Fund, Inc.

It is proposed that this filing will become effective on immediately upon filing pursuant to Rule 485(b).

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended

Part C. Other Information

Item 15. Indemnification

Indemnification is provided to Trustees and officers of the Registrant pursuant to the Registrant's Declaration of Trust and Bylaws, except where such indemnification is not permitted by law.  However, the Declaration of Trust and Bylaws do not protect the Trustees or officers from liability based on willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.  Trustees and officers of the Registrant are insured against certain liabilities, including liabilities arising under the Securities Act of 1933 (the "Act").

Insofar as indemnification for liabilities arising under the Act may be permitted to Trustees, officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940 for Trustees, officers, or controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330.  Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii)  by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties.  The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions:  (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 16.  Exhibits

1.1	Conformed copy of Articles of Restatement of the Registrant (including Amendment Nos. 4-13);	(20)
1.2	Conformed copy of Articles Supplementary;	(27)

2.1	Copy of By-Laws of the Registrant (including Amendment Nos. 11-13);	(20)
2.2	Amendment No. 14	(22)
2.3	Amendment No. 15	(23)
2.4	Amendment No. 16	(24)
2.5	Amendment No. 17	(24)
2.6	Amendment No. 18	(24)
3	Not Applicable
4	Form of Plan of Reorganization	(+)

5	Copies of Specimen Certificates for Shares of Capital Stock of the Registrant’s Class A Shares, Class B Shares and Class C Shares; As of September 1, 1997, Federated Securities Corp. stopped issuing share certificates.	(16)

6.1	Conformed Copy of Investment Advisory Contract of the Registrant;	(9)
6.2	Conformed copy of Amendment dated June 1, 2001 to the Investment Advisory Contract of the Registrant;	(21)

7.1	Conformed Copy of Distributor's Contract of the Registrant;	(12)
7.2	Conformed Copy of Exhibit A and B to the Distributor’s Contract of the Registrant;	(20)
7.3	Conformed Copy of Distributor’s Contract (Class B Shares) including Exhibit 1 and Schedule A and B;	(17)
7.4
The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)(6) of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995 (File Numbers 33-38550 and 811-6269);

7.5	Conformed copy of Amendment dated June 1, 2001 to Distributor’s Contract of the Registrant;	(21)
7.6	Conformed copy of Amendment dated October 1, 2003 to Distributor’s Contract of the Registrant	(23)
7.7	Conformed copy of Exhibit E to the Distributor’s Contract of the Registrant	(27)

8	Not applicable

9.1	Conformed Copy of Custodian Contract of the Registrant;	(13)
9.2	Conformed Copy of Custodian Fee Schedule;	(17)
9.3	Conformed copy of Amendment to Custodian Contract of the Registrant;	(21)

10.1	Conformed Copy of Distribution Plan of the Registrant;	(12)
10.2	Conformed Copy of Exhibit A of Distribution Plan of the Registrant;	(20)
10.3	The responses described in Item 23(e) (v) are hereby incorporated by reference.
10.4	Conformed Copy of Exhibit 1 and Schedule A to Distribution Plan (Class B Shares) of the Registrant;	(17)
10.5	Conformed copy of Distribution Plan (including Exhibit A) of the Registrant;	(23)
11	Conformed Copy of Opinion and Consent of Counsel as to legality of shares being registered;
12.1	Conformed Copy of Opinion Regarding Tax Consequences of Reorganization	(+)
13.1	Conformed Copy of Amended and Restated Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services and Custodian Services Procurement;	(15)
13.2	The responses described in Item 23(e) (v) are hereby incorporated by reference.
13.3
The Registrant hereby incorporates the conformed copy of Amendment No. 2 to the Amended & Restated Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services and Custody Services Procurement from Item 23 (h) (v) of the Federated U.S. Government Securities:  2-5 Years Registration Statement on Form N-1A, filed with the Commission on March 30, 2004. (File Nos. 2-75769 and 811-3387);

13.4
The Registrant hereby incorporates the conformed copy of Amendment No. 3 to the Amended & Restated Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services and Custody Services Procurement from Item 23 (h) (v) of the Federated U.S. Government Securities:  2-5 Years Registration Statement on Form N-1A, filed with the Commission on March 30, 2004. (File Nos. 2-75769 and 811-3387);

13.5	Conformed Copy of Principal Shareholder Services Agreement (Class B Shares) including Exhibit 1 and Schedule A and B;	(17)
13.6	Conformed Copy of Shareholders Services Agreement (Class B Shares) including Exhibit 1 and Schedule A;	(17)
13.7
The Registrant hereby incorporates by reference the conformed copy of the Agreement for Administrative Services, with Exhibit 1 and Amendments 1 and 2 attached, between Federated Administrative Services and the Registrant from Item 23(h) (iv) of the Federated Total Return Series, Inc. Registration Statement on Form N-1A, filed with the Commission on November 29, 2004.  (File Nos. 33-50773 and 811-7115);

13.8
The Registrant hereby incorporates the conformed copy of the Second Amended and Restated Services Agreement, with attached Schedule 1 revised 6/30/04, from Item 23(h) (vii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 29, 2004. (File Nos. 33-29838 and 811-5843)

13.9
The Registrant hereby incorporates the conformed copy of the Financial Administration and Accounting Services Agreement, with attached Exhibit A revised 6/30/04, from Item (h) (viii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 29, 2004. (File Nos. 33-29838 and 811-5843)

13.10
The Registrant hereby incorporates the conformed copy of Transfer Agency and Service Agreement between the Federated Funds and State Street Bank and Trust Company from Item 23(h)(viii)of the Federated Total Return Government Bond Fund Registration Statement on Form N-1A, filed with the Commission on April 28, 2006 (File Nos. 33-60411 and 811-07309);

13.11	Conformed copy of the Financial Administration and Accounting Services Agreement, with attached Exhibit A revised 1/1/07;	(26)
14	Conformed Copy of Consent of Independent Registered Public Accounting Firm;	(28)
15	Not Applicable
16.1	Conformed Copy of Certification of Resolutions adopted by the Board of Directors
16.2	Power of Attorney	(28)
17.1	Proxy
17.2	Proxy

+	All exhibits have been filed electronically.

2	PEA No. 1 filed November 29, 1976.
9	PEA No. 36 filed July 17, 1990.
12	PEA No. 42 filed May 25, 1994.
13	PEA No. 45 filed May 25, 1995.
15	PEA No. 48 filed May 28, 1996.
16	PEA No. 50 filed May 29, 1997.
17	PEA No. 51 filed May 29, 1998.
20	PEA No. 56 filed May 25, 2001.
21	PEA No. 57 filed May 29, 2002.
22	PEA No. 58 filed May 28, 2003.
23	PEA No. 59 filed June 1, 2004.
24	PEA No. 60 filed May 27, 2005.
26	PEA No. 64 filed March 30, 2007.
27	PEA No. 67 filed May 29, 2008.
28	Response is incorporated by reference to Registrant’s Statement on Form N-14 filed October 6, 2009 (Fin Nos. 333-161551 and 811-2677

Item 17.	Undertakings

(1)           The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)           The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)           The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant, FEDERATED MUNICIPAL SECURITIES FUND, INC., has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 31st day of March, 2010.

FEDERATED MUNICIPAL SECURITIES FUND, INC.
BY: /s/ George F. Magera George F. Magera, Assistant Secretary
Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME	TITLE	DATE
BY: /s/ George F. Magera George F. Magera, Assistant Secretary	Attorney In Fact For the Persons Listed Below	March 31, 2010
John F. Donahue *	Trustee
J. Christopher Donahue *	President and Trustee (Principal Executive Officer)
Richard A. Novak*	Treasurer (Principal Financial Officer)
John T. Conroy, Jr.*	Director
Nicholas P. Constantakis*	Director
John F. Cunningham*	Director
Maureen E. Lally-Green*	Director
Peter E. Madden*	Director
Charles F. Mansfield, Jr.*	Director
R. James Nicholson*	Director
Thomas O’Neill*	Director
John S. Walsh*	Director
James F. Will*	Director
*By Power of Attorney